UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02884

Barrett Opportunity Fund, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

BARRETT OPPORTUNITY FUND, INC.

FORM N-Q

NOVEMBER 30, 2010

BARRETT OPPORTUNITY FUND, INC.

Schedule of investments (unaudited)	November 30, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
Omnicom Group Inc.	9,800	$445,312

CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 0.0%
FHC Delaware Inc.	96,000	0	*(a)(b)

Food Products - 0.7%
Hershey Co.	10,000	468,000

Household Products - 1.2%
Procter & Gamble Co.	14,100	861,087

TOTAL CONSUMER STAPLES		1,329,087

ENERGY - 22.6%
Oil, Gas & Consumable Fuels - 22.6%
Murphy Oil Corp.	87,300	5,894,496
Overseas Shipholding Group Inc.	9,100	318,227
Royal Dutch Shell PLC, ADR, Class A Shares	155,100	9,409,917

TOTAL ENERGY		15,622,640

FINANCIALS - 45.0%
Capital Markets - 12.5%
Bank of New York Mellon Corp.	319,971	8,636,017

Diversified Financial Services - 4.8%
Leucadia National Corp.	126,800	3,291,728	*

Insurance - 18.2%
Chubb Corp.	204,500	11,658,545
Loews Corp.	24,000	897,840

Total Insurance		12,556,385

Real Estate Investment Trusts (REITs) - 4.7%
Rayonier Inc.	63,990	3,260,931

Real Estate Management & Development - 4.8%
Forest City Enterprises Inc., Class A Shares	100,400	1,541,140	*
Forest City Enterprises Inc., Class B Shares	112,500	1,728,000	*(c)

Total Real Estate Management & Development		3,269,140

TOTAL FINANCIALS		31,014,201

INDUSTRIALS - 26.8%
Aerospace & Defense - 10.1%
General Dynamics Corp.	95,300	6,298,377
Lockheed Martin Corp.	9,700	659,988

Total Aerospace & Defense		6,958,365

Building Products - 4.0%
Ameron International Corp.	39,500	2,796,600

Commercial Services & Supplies - 0.4%
TRC Cos. Inc.	93,850	266,534	*

Industrial Conglomerates - 11.1%
3M Co.	7,000	587,860
Koninklijke Philips Electronics NV, New York Registered Shares	260,210	7,051,691

Total Industrial Conglomerates		7,639,551

Marine - 1.2%
Alexander & Baldwin Inc.	22,800	800,052

TOTAL INDUSTRIALS		18,461,102

INFORMATION TECHNOLOGY - 1.0%
IT Services - 1.0%
Automatic Data Processing Inc.	15,000	668,550

MATERIALS - 1.8%
Chemicals - 1.8%
Monsanto Co.	20,242	1,212,900

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $9,989,045)		68,753,792

See Notes to Schedule of Investments.

BARRETT OPPORTUNITY FUND, INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreements - 0.1%
State Street Bank & Trust Co., repurchase agreement dated 11/30/10; Proceeds at maturity - $81,000; (Fully collateralized by U.S. Treasury Notes, 2.500% due 4/30/15; Market Value - $84,544) (Cost - $81,000)	0.010%	12/1/10	$81,000	$81,000

TOTAL INVESTMENTS - 99.8% (Cost - $10,070,045#)				68,834,792
Other Assets in Excess of Liabilities - 0.2%				141,799

TOTAL NET ASSETS - 100.0%				$68,976,591

*	Non-income producing security.

(a)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Directors (See Note 1).

(b)	Illiquid security.

(c)	Convertible into Forest City Enterprises Inc., Class A Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Barrett Opportunity Fund, Inc. (the “Fund”) is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Common stocks†	$68,753,792	—	$0	*	$68,753,792

Short-term investments†	—	$81,000	—		81,000

Total investments	$68,753,792	$81,000	$0	*	$68,834,792

†	See Schedule of Investments for additional detailed categorizations.

*	Value is less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments is which significant unobservable inputs (Level 3) were used in determining fair value:

COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER STAPLES
Balance as of August 31, 2010	$0	*
Accrued premium/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation) [1]	—
Net purchases (sales)	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of November 30, 2010	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at November 30, 2010 [1]	—

*	Value is less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$59,089,854
Gross unrealized depreciation	(325,107)

Net unrealized appreciation	$58,764,747

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barrett Opportunity Fund, Inc.

By	/S/ PETER H. SHRIVER
Peter H. Shriver
Chief Executive Officer

Date:	January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ PETER H. SHRIVER
Peter H. Shriver
Chief Executive Officer

Date:	January 24, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	January 24, 2011